Account Receivables, Net of Allowance for Credit Losses - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for Credit Losses	$ 71.3	$ 60.2
Accounts receivable, net of allowance for credit losses	391.3	347.8
Significant Payment Processors [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net of allowance for credit losses	$ 0.0	$ 0.0
Concentration risk, percentage	10.00%	10.00%
Significant Partner [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net of allowance for credit losses	$ 111.7	$ 100.9
Concentration risk, percentage	29.00%	29.00%
Significant Customer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net of allowance for credit losses	$ 0.0	$ 0.0
Concentration risk, percentage	10.00%	10.00%
Significant Broker [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net of allowance for credit losses	$ 55.3	$ 64.6
Concentration risk, percentage	14.00%	19.00%